Schedule of Statutory Federal Income Tax Rate (Details) - Globallink Investment Inc [Member]		3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 16, 2022	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Statutory federal income tax rate	1.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Interest and penalties							(3.47%)	0.12%
Change in fair value of warrants							(0.02%)	(0.05%)
Business combination expenses							(22.84%)	1.10%
Broken Deal							(0.00%)	(4.37%)
Change in valuation allowance							(27.15%)	10.81%
Income tax provision expense		0.00%	354.98%	9.71%	38.78%	25.84%	(32.48%)	28.61%